RidgeWorth Core Bond Fund
CORE BOND FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Core Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the U.S. dollar-denominated investment grade bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Core Bond Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Core Bond Fund		A Shares	R Shares	I Shares
Management Fees	[1]	0.25%	0.25%	0.25%
Distribution (12b-1) Fees		0.30%	0.50%	none
Other Expenses		0.07%	0.20%	0.10%
Total Annual Fund Operating Expenses		0.62%	0.95%	0.35%
[1]	Adjusted to reflect a decrease in the Management Fees effective October 1, 2011.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Core Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	536	664	805	1,216
R Shares	97	303	527	1,171
I Shares	36	113	197	445

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. A security’s rating will be governed by the Barclays Capital methodology as follows. When all three rating agencies provide a rating, Seix will assign the middle rating of the three. If only two of the three rating agencies rate the security, Seix will assign the lowest rating. If only one rating agency assigns a rating, Seix will use that rating. The Fund can hold up to 5% of its net assets in securities that are downgraded below investment grade. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may utilize Exchange Traded Futures to manage interest rate exposures. The Fund may also utilize Treasury Inflation Protected Securities (“TIPS”) opportunistically. The Fund will not buy or sell any other types of derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, OTC futures, credit linked notes, options, inverse floaters and warrants). The Fund may count the value of Exchange Traded Futures and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position and the lack of a liquid secondary market for the Fund’s position.

Leverage Risk: The use of exchange traded futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Share performance shown prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[1]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.17%.

Best Quarter 8.51% (12/31/08) Worst Quarter -3.47% (6/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (For Periods Ended December 31, 2010)
Average Annual Total Returns RidgeWorth Core Bond Fund		1 Year	5 Years	10 Years
Returns Before Taxes A Shares		5.03%	6.13%	5.49%
Returns Before Taxes R Shares		4.85%	5.55%	4.92%
Returns Before Taxes I Shares		5.42%	6.47%	5.86%
Returns After Taxes on Distributions I Shares		3.17%	4.68%	4.16%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares		4.01%	4.53%	4.04%
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		6.59%	5.56%	5.83%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%
[1]	Effective September 30, 2011, the Fund changed its benchmark index to the Barclays Capital U.S. Aggregate Bond Index. The Subadviser believes the Barclays Capital U.S. Aggregate Bond Index better reflects the Fund's investment style.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Intermediate Bond Fund
INTERMEDIATE BOND FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Intermediate Bond Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Intermediate Bond Fund	A Shares	R Shares	I Shares
Management Fees	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	0.25%	0.50%	none
Other Expenses	0.11%	0.36%	0.10%
Total Annual Fund Operating Expenses	0.60%	1.10%	0.34%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Intermediate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	534	658	795	1,193
R Shares	112	350	607	1,345
I Shares	35	109	191	433

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These securities will be chosen from the broad universe of available intermediate term fixed-income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC, (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed-income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position and the lack of a liquid secondary market for the Fund’s position.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, and has not been adjusted to reflect A Share or R Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[2]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.36%.

Best Quarter 6.44% (12/31/08) Worst Quarter -2.33% (06/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Intermediate Bond Fund		1 Year	5 Years	10 Years
Returns Before Taxes A Shares		4.71%	5.78%	5.16%
Returns Before Taxes R Shares	[1]	4.25%	5.21%	4.81%
Returns Before Taxes I Shares		4.97%	6.05%	5.34%
Returns After Taxes on Distributions I Shares		3.28%	4.23%	3.53%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares		3.50%	4.13%	3.49%
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
[1]	The average annual total return information shown above, prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares except for the period from October 16, 2007 through January 17, 2008, which is that of I Shares, not adjusted for C Share expenses. If expenses were adjusted performance would have been lower.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
RidgeWorth Total Return Bond Fund
TOTAL RETURN BOND FUND Summary Section A Shares, R Shares and I Shares
Investment Objective
The Total Return Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 90 of the Fund’s prospectus and Rights of Accumulation on page 91 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Total Return Bond Fund	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Total Return Bond Fund		A Shares	R Shares	I Shares
Management Fees		0.25%	0.25%	0.25%
Distribution (12b-1) Fees		0.25%	0.50%	none
Other Expenses		0.08%	0.14%	0.08%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.60%	0.91%	0.35%
[1]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	534	658	795	1,193
R Shares	93	291	505	1,124
I Shares	36	113	197	445

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 294% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”), including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position and the lack of a liquid secondary market for the Fund’s position.

Leverage Risk: Certain transactions and the use of derivatives such as foreign currency forward contracts, swaps and futures may create leveraging risk. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the I Shares of the Seix Core Bond Fund, the Fund’s predecessor. The performance for A Shares from January 25, 2002 to October 11, 2004 is that of the P Shares of the Seix Core Bond Fund. The performance for A Shares prior to January 25, 2002 is that of the I Shares of the Seix Core Bond Fund. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, performance would have been lower. The performance shown below prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.	[3]
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.87%.

Best Quarter 6.61% (12/31/08) Worst Quarter -2.16% (06/30/04)
The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2010)
Average Annual Total Returns RidgeWorth Total Return Bond Fund	1 Year	5 Years	10 Years
Returns Before Taxes A Shares	6.15%	5.93%	5.42%
Returns Before Taxes R Shares	5.92%	5.45%	5.21%
Returns Before Taxes I Shares	6.49%	6.32%	5.74%
Returns After Taxes on Distributions I Shares	4.21%	4.40%	3.91%
Returns After Taxes on Distributions and Sale of Fund Shares I Shares	4.44%	4.29%	3.84%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.17%.
[2]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.36%.
[3]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2011 was 2.87%.